Long-term debt (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Outstanding principal	$ 357,201	$ 373,306
Lampung facility unamortized debt issuance cost	(10,514)	(11,745)
Gallant facility unamortized fair value premium of debt assumed	1,094	1,282
Total debt	347,781	362,843
Less: Current portion of long-term debt	(32,208)	(32,208)
Long-term debt	315,573	330,635
Export credit tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	146,311	153,755
FSRU tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	37,428	39,517
Commercial tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	134,962	139,701
Export credit tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 38,500	$ 40,333